Finance Costs - Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Costs Net [Abstract]
Disclosure of finance costs net [Table Text Block]
	Year ended December 31,
	2020	2019
Debt accretion and capitalized interest:
Promissory note (Note 9)	$1,128	$501
Convertible debt (Note 8)	835	2,105
Non-convertible debt (Note 9)	—	12,305
Less: amounts capitalized on qualifying assets	—	(14,751)
Environmental rehabilitation accretion (Note 6)	2,083	2,072
Restricted deposit income	(1,527)	(1,163)
Cash interest income	(23)	(218)
Other finance (income) costs	(1,452)	681
Finance costs - net	$1,044	$1,532